Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements and related notes of the Company were prepared in accordance with the accounting principles generally accepted in the United States of America (“GAAP”) and the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”). All adjustments necessary to present fairly in all material respects the financial position, results of operations and cash flows for all periods presented were made.

Reclassification

Certain prior year amounts have been reclassified for consistency with the current year presentation. The reclassification had no effect on the reported results of operations.

Principles of Consolidation

The accompanying consolidated financial statements include financial information related to the Company and its wholly-owned subsidiaries and those variable interest entities (“VIEs”) where the Company is the ultimate primary beneficiary. In preparing the consolidated financial statements, all significant inter-company accounts and transactions were eliminated in consolidation.

The consolidated financial statements were prepared on a historical cost basis, except for financial assets and financial liabilities which were measured at fair value. The determination of functional currency is based on the criteria of Accounting Standard Codifications (“ASC”) as promulgated by the Financial Accounting Standards Board (“FASB”), ASC 830, Foreign Currency Matters (“ASC 830”). The Company uses U.S. dollars (“US$” or “USD”) as its reporting currency.

VIE Agreements with HiTek

Due to PRC legal restrictions of foreign ownership in certain sectors, neither we nor our subsidiaries own any equity interest in HiTek. Instead, WFOE, HiTek and HiTek’s shareholders entered into a series of contractual arrangements (“VIE Agreements”) on March 31, 2018, which have not been tested in a court of law. The VIE Agreements by and among WFOE, HiTek, and HiTek’s shareholders include (i) certain power of attorney agreements and equity interest pledge agreement, which provide WFOE effective control over HiTek; (ii) an exclusive technical consulting and service agreement which allows WFOE to receive substantially all of the economic benefits from HiTek; and (iii) certain exclusive equity interest purchase agreements which provide WFOE with an exclusive option to purchase all or part of the equity interests in and/or assets of HiTek when and to the extent permitted by PRC laws. Accordingly, the Company is considered the primary beneficiary of VIE for accounting purpose and has consolidated the VIE and the VIE’s subsidiaries’ assets, liabilities, results of operations, and cash flows in the accompanying consolidated financial statements.

Each of the VIE Agreements is described in detail below:

Exclusive Technical Consulting and Service Agreement

Pursuant to the Exclusive Technical Consulting and Service Agreement between HiTek and WFOE, WFOE provides HiTek with technical support, consulting services and other management services relating to its day-to-day business operations and management, on an exclusive basis. The Exclusive Technical Consulting and Service Agreement came into effect as of March 31, 2018. For services rendered to HiTek by WFOE under this agreement, WFOE is entitled to collect a service fee that shall be paid per quarter of 100% of HiTek’s quarterly profit. The term of the Exclusive Technical Consulting and Service Agreement is ten years unless it is terminated by WFOE with 30-day prior notice.

Equity Interest Pledge Agreement

WFOE, HiTek and HiTek shareholders entered into an Equity Interest Pledge Agreement, pursuant to which HiTek shareholders pledged all of their equity interests in HiTek to WFOE in order to guarantee the performance of HiTek’s obligations under the Exclusive Technical Consulting and Service Agreement as described above. The Equity Interest Pledge Agreement came into effect as of March 31, 2018. During the term of the pledge, WFOE is entitled to receive any dividends declared on the pledged equity interests of HiTek. The Equity Interest Pledge Agreement ends when all contractual obligations under the Exclusive Technical Consulting and Service Agreement have been fully performed.

Exclusive Equity Interests Purchase Agreement

Under the Exclusive Equity Interests Purchase Agreement, the HiTek Shareholders granted WFOE (or its designee) an exclusive option to purchase, to the extent permitted under PRC law, part or all of their equity interests in HiTek. The option price is equal to the capital paid in by the HiTek Shareholders subject to any appraisal or restrictions required by applicable PRC laws and regulations. The Exclusive Equity Interests Purchase Agreement remains effective for a term of ten years and may be renewed at WFOE’s election.

Power of Attorney

Each shareholder of the HiTek executed an irrevocable power of attorney in favor of WFOE. Pursuant to this power of attorney, WFOE has full power and authority to exercise all of such shareholders’ rights with respect to their equity interest in the VIE Companies, including HiTek, Huasheng and Huoerguosi. The power of attorney will remain in force for so long as the shareholder remains a shareholder of HiTek.

As of December 31, 2025, the VIEs accounted for 46% and 99% of the Company’s total assets and total liabilities, respectively. As of December 31, 2024, the VIEs accounted for 46% and 100% of the Company’s total assets and total liabilities, respectively. As of December 31, 2025 and 2024, $307,191 and $726,512 of cash was denominated in RMB, respectively.

Risks in relation to the VIE structure

The Company’s operations and businesses through its VIE could be found by PRC authorities to violate PRC law and regulations prohibiting or restricting foreign ownership of companies that engage in such operations and businesses. While the Company’s management considers the possibility of such a finding by PRC regulatory authorities under current law and regulations to be remote, on January 19, 2015, the Ministry of Commerce of the PRC, or (the “MOFCOM”) released on its Website for public comment a proposed PRC law (the “Draft FIE Law”) that appears to include VIEs within the scope of entities that could be considered foreign invested companies (or “FIEs”) that would be subject to restrictions under existing PRC law on foreign investment in certain industries. Specifically, the Draft FIE Law introduces the concept of “actual control” for determining if an entity is considered to be an FIE. In addition to control through direct or indirect ownership or equity, the Draft FIE Law includes control through contractual arrangements within the definition of “actual control.” If the Draft FIE Law is passed by the People’s Congress of the PRC and goes into effect in its current form, these provisions regarding control through contractual arrangements could be construed to reach the Company’s VIE arrangements, and as a result, the Company’s VIE could become subject to the current restrictions on foreign investment in certain categories of industry. If a finding were made by PRC authorities, under existing law and regulations or under the Draft FIE Law if it becomes effective, about the Company’s operation of certain of its operations and businesses through its VIEs, regulatory authorities with jurisdiction over the licensing and operation of such operations and businesses would have broad discretion in dealing with such a violation, including levying fines, confiscating the Company’s income, revoking the business or operating licenses of the affected businesses, requiring the Company to restructure its ownership structure or operations, or requiring the Company to discontinue all or any portion of its operations. Any of these actions could cause significant disruption to the Company’s business operations and have a severe adverse impact on the Company’s cash flows, financial position and operating performance.

In addition, the contracts among WFOE, HiTek and HiTek’s shareholders would not be enforceable in China if PRC government authorities or courts found that such contracts contravene PRC laws and regulations or are otherwise not enforceable for public policy reasons. If the Company was unable to enforce these contractual arrangements, the Company would not be able to exert effective control over the VIEs. Consequently, the VIEs’ results of operations, assets and liabilities would not be included in the Company’s consolidated financial statements. If such were the case, the Company’s cash flows, financial position, and operating performance would be materially adversely affected. The Company’s contractual arrangements WFOE, HiTek and HiTek’s shareholders are approved and in place. Management believes such contracts are enforceable, and considers the possibility remote that PRC regulatory authorities with jurisdiction over the Company’s operations and contractual relationships would find the contracts to be unenforceable.

The Company’s operations and businesses are conducted by its VIEs, which hold revenue-producing assets. The VIEs also have an assembled workforce, focused primarily on R&D, whose costs are expensed as incurred. The Company’s operations and businesses may be adversely impacted if the Company loses the ability to use and enjoy assets held by its VIE.

VIEs are generally entities that lack sufficient equity to finance their activities without additional financial support from other parties or whose equity holders lack adequate decision-making ability. All VIEs and their subsidiaries of the Company must be evaluated to determine the primary beneficiary of the risks and rewards of the VIE. The primary beneficiary is required to consolidate the VIE for financial reporting purposes.

Summary information regarding consolidated VIEs and their subsidiaries is as follows.

	As of December 31,
	2025	2024

Total current assets	$19,622,217	$13,362,125
Total non-current assets	$1,788,606	$7,356,012
Total Assets	$21,410,823	$20,718,137
Total Liabilities	$6,954,572	$6,701,376

	Years Ended December 31,
	2025	2024	2023
Revenues	$4,533,844	$2,891,683	$4,335,591
Net (loss) income	$(169,535)	$(91,812)	$1,098,947

	Years Ended December 31,
	2025	2024	2023
Net cash provided by operating activities	$270,633	$277,772	$834,596
Net cash used in investing activities	$(709,565)	$(568,432)	$(675,964)
Net cash provided by financing activities	$-	$-	$-

Use of Estimates and Assumptions

The preparation of the Company’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.

Significant accounting estimates reflected in the Company’s consolidated financial statements include allowance for expected credit losses, inventory obsolescence, deferred taxes, and the useful lives of property and equipment. Since the use of estimates is an integral component of the financial reporting process, actual results could differ from those estimates.

Reverse Share Split

On March 25, 2026, the Board approved a reverse split at a ratio of 50-for-1, to be effective on April 6, 2026. Pursuant to the Board resolution, at the effective time of the reverse split, each 50 issued and unissued Class A Ordinary Shares will be automatically combined into one Class A Ordinary Share and any fractional share resulting from the reverse split will be rounded to the nearest whole share at the participant level. As a result of the reverse share split, the par value of each Class A Ordinary Share was changed from $0.0001 to $0.005, and the authorized shares of the Class A Ordinary Shares were adjusted. All shares and per share data presented in the consolidated financial statements and related notes have been retroactively restated to reflect the reverse split (See Note 14).

Fair Values of Financial Instruments

The U.S. GAAP regarding fair value of financial instruments and related fair value measurements define fair value, establish a three-level valuation hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The three levels of inputs are defined as follows:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

●	Level 3 inputs to the valuation methodology are unobservable.

ASC 825-10 “Financial Instruments” allows entities to choose to measure certain financial assets and liabilities at fair value (fair value option). The fair value option may be elected on an instrument-by-instrument basis and is irrevocable, unless a new election date occurs. If the fair value option is elected for an instrument, unrealized gains and losses for that instrument should be reported in earnings at each subsequent reporting date. The Company did not elect to apply the fair value option to any outstanding instruments.

The carrying amounts in the consolidated balance sheets for cash, short-term investment, accounts receivable, advances to suppliers, inventories, loans receivable, prepaid expenses and other current assets, accounts payable, advances from customers, loan payable, deferred revenue, taxes payable, and accrued expenses and other current liabilities approximate their fair value based on the short-term maturity of these instruments.

The Company’s investments measured at fair value on a recurring basis consist of trading securities and bank deposits. The valuation for the Level 1 position is based on quoted prices in active markets. For detailed information, please see “NOTE 3 – INVESTMENTS.”

Earnings (Loss) Per Share (“EPS”)

Basic EPS is computed by dividing net income (loss) by the weighted-average number of ordinary shares outstanding during the period. Diluted EPS is computed by dividing net income by the weighted-average number of ordinary shares and dilutive potential ordinary shares outstanding during the year.

Cash and Cash Equivalents

Cash consists of cash on hand and in banks. The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents. The Company maintains cash with various financial institutions in the PRC. As of December 31, 2025 and 2024, cash balances held in PRC banks were uninsured. The Company has not experienced any losses in bank accounts during the years ended December 31, 2025, 2024 and 2023.

Concentrations of Credit Risk

Currently, all of the Company’s operations are in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic, and legal environment in the PRC, and by the general state of the PRC’s economy. The Company’s operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in the United States of America. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash, short-term investments, trade accounts receivable, and accounts receivable from related parties and advances to suppliers. A portion of the Company’s sales are credit sales which are to the customers whose ability to pay is dependent upon the industry economics prevailing in these areas; however, concentrations of credit risk with respect to trade accounts receivables is limited due to generally short payment terms. The Company also performs ongoing credit evaluations of its customers to help further reduce credit risk.

Investments

Short-term investments consist of trading securities and held-to-maturity securities, which include trading stock, mutual funds and wealth management products issued by commercial banks with maturity within one year. Considering some of the Company’s short-term investments are highly liquid in nature, changes in the fair value and related transactions of short-term investments are presented as operating activities in the Company’s consolidated statements of cash flows. Long-term investments include mutual funds and wealth management products with a maturity of over one year. The Company accounts for investments in accordance with FASB ASC Topic 320 “Investments — Debt and Equity Securities.” Dividend and interest income, including amortization of the premium and discount at acquisition, for all categories of investments in securities is included in consolidated statements of operations. Net realized and unrealized holding gains and losses for investments are included in consolidated statements of operations.

If a security is acquired with the intent of selling it within hours or days, the security is classified as a trading security. The Company classifies investments in trading stock and mutual funds as trading securities. Unrealized holding gains and losses for trading securities are included in earnings.

If the Company has positive intent and ability to hold to maturity, the security is classified as a held-to-maturity security. The Company classifies its investment in wealth management products as held-to-maturity securities as the Company intends to hold these investments until maturity. The investment in wealth management products is valued at carrying value, which approximates the amortized cost. For individual securities classified as held-to-maturity securities, the Company evaluates whether a decline in fair value below the amortized cost basis is other-than-temporary, in accordance with ASC 320. Other-than-temporary impairment loss is recognized in earnings equal to the entire excess of the debt security’s amortized cost basis over its fair value at the balance sheet date of the reporting period for which the assessment is made. The Company did not record any impairment charge in the years ended December 31, 2025, 2024 and 2023.

Expected Credit Losses

The Company maintains an allowance for expected credit losses in accordance with ASC 326 and records it as an offset to related asset such as accounts receivable, and the provision for estimated credit losses is expensed. The Company assesses collectability by reviewing receivables on a collective basis where similar characteristics exist, primarily based on the size and nature of specific customers’ receivables. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status, the age of the receivable balances, credit quality of the Company’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from customers. Bad debts are written off as incurred.

Advances to Suppliers

Advances to suppliers are amounts prepaid to suppliers for purchases of inventories and outsourced software services. In evaluating the recoverability of such advances, the Company mainly considers the age of the balance and the ability of the suppliers to perform the related obligations.

Inventories

Inventories include computer, network hardware, and selected safety monitoring equipment for sale to petrochemical companies. Inventories are stated at the lower of cost (weighted average basis) or net realizable value. The methods of determining inventory costs are used consistently from year to year. Allowance for inventory obsolescence is provided when the market value of certain inventory items is lower than the cost.

Other Receivable

Other receivable represents the principal and realized gain from short-term investments that have not yet been remitted to the Company subsequent to the termination of the associated investment agreements.

Property, Equipment and Software

Property, equipment and software are carried at cost and are depreciated on a straight-line basis over the estimated useful lives of the assets. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation and amortization are removed from the accounts, and any resulting gains or losses are included in the statement of operations in the year of disposition. The Company examines the possibility of decreases in the value of property, equipment and software, when events or changes in circumstances reflect the fact that their recorded value may not be recoverable.

Estimated useful lives are as follows, taking into account the assets’ estimated residual value:

Classification	Estimated useful lives
Furniture and office equipment	2-3 years
Computer equipment	2-3 years
Transportation equipment	5 years
Buildings	20 years
Building improvements	5 years
Software	3 years

Impairment of Long-lived Assets

In accordance with ASC Topic 360, the Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its book value. The Company did not record any impairment charge in the years ended December 31, 2025, 2024 and 2023.

Revenue Recognition

The Company follows ASU 2014-09, Topic 606, “Revenue from Contracts with Customers” and its related amendments (collectively referred to as “ASC 606”) for its revenue recognition accounting policy that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. In accordance with ASC 606, revenue is recognized when all of the following five steps are met: (i) identify the contract(s) with the customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations; (v) recognize revenue when (or as) each performance obligation is satisfied.

The Company generates revenues primarily from three sources: (1) hardware and equipment sales, (2) software sales, and (3) tax services. The Company recognizes revenue when performance obligations under the terms of a contract with its customers are satisfied, which occurs when controls over the goods or services have been transferred to the customer. The Company’s revenue is reported on a gross basis since the Company is primarily obligated in the transaction, is subject to inventory risk and credit risk and has discretion to establish prices. Revenue is recorded net of value-added tax.

The Company elected a practical expedient that it does not adjust the promised amount of consideration for the effects of a significant financing component if the Company expects that, upon the inception of contracts, the period between when the Company transfers its promised services or goods to its customers and when the customers pay for those services or goods will be one year or less.

Hardware and Equipment Sales

Hardware and equipment sales consist primarily of (a) sale of computer and network equipment to end users across various industries, and (b) sale of selected safety monitoring equipment to petrochemical companies. Based on contracts signed with customers, the Company has a single performance obligation and it recognizes revenue when ownership of such hardware and equipment is transferred to the customers.

Software Sales

The Company focuses on perpetual license sales for a self-developed software Communication Interface System (“CIS”). CIS is based on LINUX, which is a general embedded interface system used by petrochemical companies. The system is used to communicate the RCTX-X module, collect the work diagram, the electricity diagram, the pressure temperature and other measures, and can extract the data and import it to the software of the windows platform to display analysis.

Software contracts with customers include sale of perpetual license software, installation of software, operation training service and warranty. The installation and operation training are essential to the functionality of the software which are provided to the clients prior to the acceptance of the software. The Company provides one year warranty which mainly is for telephone supports. The Company concludes the warranty as assurance-type. The Company recognizes revenue from software sales when the software is accepted by the customer.

Tax Services

In 2023, Xiamen Taxation Bureau implemented the use of electronic invoices to replace the traditional tax control system. Enterprises can use a free electronic invoice platform provided by the tax bureau, which has had a significant impact on the Company’s tax service business. In 2024, the Company cooperated with a third party to popularize an electronic tax control platform and upgrade its tax services. Such services primarily include the installation of the electronic tax control platform, operation training, such as training on issuing electronic invoice and complete tax declaration automatically, and after-sales telephone supporting services. While installation and operation training are essential to the functionality of the electronic tax control platform, after-sales telephone supporting services is an assurance-type. The entire tax service is accounted for as a single performance obligation.

Since June 2024, the Company charges an annual service fee from customers who use the electronic tax control platform popularized by the Company. Revenue from tax services is recognized as the services are performed and amounts are earned, using the straight-line method over the term of the related service agreement.

Below is a summary of the Company’s revenues by key revenue stream:

	Years Ended December 31,
	2025	2024	2023
Revenues
Hardware and equipment sales	$6,114,134	$1,683,155	$2,428,592
Tax services	266,913	398,048	1,376,323
Software sales	155,137	823,747	758,816
Total revenues	$6,536,184	$2,904,950	$4,563,731

Contract balances

Prepayments from customers prior to the services being performed are recorded as deferred revenue. Deferred revenue consists primarily of annual service fees from customers who use the electronic tax control platform popularized by the Company but the services have not yet been performed. The Company recognizes the tax service amount as revenue on a straight-line basis in accordance with the service period, which typically is less than 12 months. For the years ended 2025, 2024 and 2023, the Company recognized revenue of $55,720, $166,760 and $977,054, respectively, that was included in the deferred revenue balance at the beginning of each year.

Practical expedients and exemptions

The Company generally expenses sales commissions as incurred because the amortization period would have been one year or less.

Cost of Revenues

Cost of revenues is comprised of (i) the direct cost of hardware and equipment purchased from third parties; (ii) logistics-related costs, which include product packaging and freight-in charges; and (iii) salaries and benefits for employees who handle the products and other costs necessary to provide the services to the customers.

Selling Expenses

Selling expenses consists of advertising and marketing expenses for promotion of our products.

General and Administrative Expenses

General and administrative expenses consist primarily of costs of salary and welfare for general administrative and management staff, facilities costs, depreciation and amortization expenses, professional fees, accounting fees, meals and entertainment, utilities, additional expenses for public offering, and other miscellaneous expenses incurred in connection with general operations. All depreciation and amortization were recorded in general and administrative expenses because fixed assets are mainly for sales and administrative purposes.

Government Subsidies

Subsidies are given by the government to mainly support the Company for the increase in production and social insurance compensation for rural laborers. Subsidies are recognized as government subsidies income in the consolidated statements of operations when received.

Income Taxes

The Company is governed by the Income Tax Law of the PRC. The Company accounts for income taxes using the asset/liability method prescribed by ASC 740, “Accounting for Income Taxes.” Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized as income or loss in the period that includes the enactment date.

The Company applies ASC 740-10-50, “Accounting for Uncertainty in Income Taxes,” which provides clarification related to the process associated with accounting for uncertain tax positions recognized in the Company’s consolidated financial statements. Audit periods remain open for review until the statute of limitations has passed. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the Company’s liability for income taxes. Any such adjustment could be material to the Company’s results of operations for any given quarterly or annual period based, in part, upon the results of operations for the given period.

Value Added Taxes (“VAT”)

VAT is reported as a deduction of revenue when incurred. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in taxes payable.

Foreign Currency Translation

The functional currency of the Company’s operations in the PRC is the Chinese Yuan or Renminbi (“RMB”). The consolidated financial statements are translated to U.S. dollars using the period end rates of exchange for assets and liabilities, equity is translated at historical exchange rates, and average rates of exchange (for the period) are used for revenues and expenses and cash flows. As a result, amounts relating to assets and liabilities reported on the statements of cash flows may not necessarily agree with the changes in the corresponding balances on the balance sheets. Translation adjustments resulting from the process of translating the local currency financial statements into U.S. dollars are included in determining comprehensive income / loss. Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date with any transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

All of the Company’s revenue transactions are transacted in its functional currency. The Company does not enter into any material transaction in foreign currencies. Transaction gains or losses have not had, and are not expected to have, a material effect on the results of operations of the Company.

The exchange rates as of December 31, 2025 and 2024 and for the years ended December 31, 2025, 2024 and 2023 are as follows:

	December 31,		Years Ended December 31,
	2025	2024	2025	2024	2023
Foreign currency	Balance Sheet	Balance Sheet	Profit/Loss	Profit/Loss	Profit/Loss
RMB:1USD	6.9931	7.2993	7.1875	7.1957	7.0732

Comprehensive Income (Loss)

Comprehensive income (loss) is comprised of net income (loss) and all changes to the statements of shareholders’ equity, except those due to investments by shareholders and changes in paid-in capital. For the Company, comprehensive income (loss) for 2025, 2024 and 2023 consisted of net income (loss) and unrealized loss from foreign currency translation adjustment.

Related Parties

A party is considered related to the Company if it directly or indirectly or through one or more intermediaries, controls, is controlled by, or is under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

Segment reporting

ASC Topic 280, “Segment Reporting,” requires use of the management approach model for segment reporting. The Company identifies operating segments as components of the consolidated operations for which discrete financial information is available and is regularly reviewed by the chief operating decision maker (“CODM”), in making decisions regarding resource allocation and evaluating financial performance. The Company defines the term CODM to be its Chief Executive Officer. The Company determined it operates in one operating and reportable segment. The CODM reviews operating income (loss) presented only on a consolidated basis and uses this information for purposes of allocating resources and evaluating financial performance. There are no reconciling items between segment information and consolidated financial information.

The significant segment expenses and other segment items that are provided to the CODM align with expense information that is included in the Company’s consolidated statements of operations and notes thereto.

The measure of segment assets is reported in the balance sheet as total consolidated assets. The Company’s long-lived assets are located in China.

Leases

The Company follows ASC 842 to account for its operating leases and has elected not to record assets and liabilities on its consolidated balance sheets for new or existing lease arrangements with terms of 12 months or less. The Company recognizes lease expenses for such lease on a straight-line basis over the lease term. The Company will evaluate the carrying value of its right-of use (“ROU”) assets if there are indicators of impairment and review the recoverability of the related asset group. From January 1, 2024, the Company has no lease arrangements that qualify for recognition under ASC 842. As a result, no ROU assets or lease liabilities related to ASC 842 are recorded in the consolidated balance sheets as of and for the periods ending after December 31, 2023.

Warrants classification

When the Company issues freestanding instruments, it first analyzes the provisions of ASC Topic 480, Distinguishing Liabilities from Equity (“ASC 480”) in order to determine whether the instrument should be classified as a liability, with subsequent changes in fair value recognized in the statements of comprehensive loss in each period. If the instrument is not within the scope of ASC 480, the Company further analyzes the provisions of ASC Topic 815, Derivatives and Hedging (“ASC 815-40”) in order to determine whether the instrument is considered indexed to the entity’s own stock, and qualifies for classification within equity. If the provisions of ASC 815-40 for equity classification are not met, the instrument will be classified as a liability, with subsequent changes in fair value recognized in the statements of comprehensive loss in each period.

Recent Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, which requires disaggregated information about an entity’s effective tax rate reconciliation and additional discloses on income taxes paid. The new requirements are effective for annual periods beginning after December 15, 2024. The guidance is to be applied prospectively, with an option for retrospective application. The Company adopted this ASU on January 1, 2025. The adoption did not have a material impact on the consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03 on Disaggregation of Income Statement Expenses that enhances disclosure of certain costs and expenses to provide enhanced transparency into the expenses presented in the income statement. The updates are effective for annual periods beginning after December 15, 2026. The Company is still assessing the impact of the disclosure of this standard.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on its consolidated financial statements.